CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 75,063	$ 65,000	$ 48,349
Other comprehensive income, net of tax:
Unrealized gains (losses) on investment securities arising during the period	(2,427)	13,783	(29,091)
Change in retirement obligation	(6,144)	(2,339)	15,773
Unrealized gain (loss) on derivatives	(650)	(1,551)	745
Unrealized gain (loss) on foreign currency exchange	50	(21)	(31)
Other comprehensive income (loss)	(9,171)	9,872	(12,604)
Comprehensive income	$ 65,892	$ 74,872	$ 35,745